Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 15, 2024
Document Effective Date	Jul. 15, 2024
Prospectus Date	Jul. 15, 2024
AXS Real Estate Income ETF | AXS Real Estate Income ETF
Prospectus:
Trading Symbol	RINC